UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential Global Real Estate Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1.   Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.4%
COMMON STOCKS
Australia — 6.2%
Charter Hall Office, REIT (Escrow Shares)*(a)	590,800	$—
Dexus Property Group, REIT	4,251,922	28,965,109
Goodman Group, REIT	4,956,771	26,029,448
Mirvac Group, REIT	10,342,042	15,930,589
Scentre Group, REIT	5,611,432	18,724,791
Stockland, REIT	7,890,493	26,037,903
Vicinity Centres	11,496,906	24,946,473
Westfield Corp., REIT	7,000,703	46,669,099

		187,303,412

Canada — 2.3%
Boardwalk Real Estate Investment Trust, REIT	442,548	16,049,061
Brookfield Canada Office Properties, REIT	51,973	1,240,562
Canadian Apartment Properties, REIT	691,292	16,851,321
Chartwell Retirement Residences, REIT, UTS	1,183,090	13,828,856
First Capital Realty, Inc.	1,433,141	22,798,093

		70,767,893

France — 3.3%
Fonciere des Regions, REIT	84,041	7,005,324
ICADE, REIT	39,870	2,826,584
Klepierre, REIT	551,219	20,931,746
Mercialys SA, REIT	395,358	7,739,526
Unibail-Rodamco SE, REIT	266,257	61,359,713

		99,862,893

Germany — 3.9%
ADO Properties SA, 144A	475,517	16,974,868
Alstria Office REIT AG*	1,173,099	14,673,381
Deutsche Wohnen AG	5,185	169,122
LEG Immobilien AG*	204,827	16,110,798
TLG Immobilien AG	1,029,161	19,559,381
VIB Vermoegen AG	448,072	8,999,808
Vonovia SE	1,262,776	41,372,439

		117,859,797

Hong Kong — 6.5%
Cheung Kong Property Holdings Ltd.	2,199,405	14,456,430
Henderson Land Development Co. Ltd.	5,294,339	29,224,440
Link REIT	3,683,000	25,168,085
Sun Hung Kai Properties Ltd.	6,736,529	92,701,762
Swire Properties Ltd.	2,097,365	5,901,507
Wharf Holdings Ltd. (The)	3,811,137	28,577,008

		196,029,232

Ireland —1.4%
Green REIT PLC	9,529,896	13,389,270
Hibernia REIT PLC	14,367,279	18,894,659
Irish Residential Properties REIT PLC	8,623,658	10,807,365

		43,091,294

Japan — 11.1%
Activia Properties, Inc., REIT	4,406	21,554,656
Daiwa House Industry Co. Ltd.	990,900	26,835,714
Frontier Real Estate Investment Corp., REIT	185	842,433
GLP J-REIT	8,364	9,617,304
Hoshino Resorts REIT, Inc.	885	4,726,500

Invincible Investment Corp., REIT	46,646	22,063,725
Japan Hotel REIT Investment Corp.	17,180	12,042,647
Japan Real Estate Investment Corp., REIT	2,881	16,371,025
Japan Retail Fund Investment Corp., REIT	9,020	19,285,504
Kenedix Retail REIT Corp.	11,908	28,698,063
LaSalle Logiport, REIT	19,163	18,258,403
Mitsubishi Estate Co. Ltd.	2,378,480	45,271,827
Mitsui Fudosan Co. Ltd.	2,612,879	60,324,067
Nippon Building Fund, Inc., REIT	984	5,651,063
Sumitomo Realty & Development Co. Ltd.	1,597,679	43,219,852

		334,762,783

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	224,835	8,347,731

Singapore — 2.2%
Cache Logistics Trust, REIT	14,443,900	8,323,185
Keppel REIT	30,738,950	22,014,462
Mapletree Commercial Trust, REIT	6,758,520	7,353,084
Suntec Real Estate Investment Trust, REIT	22,902,940	28,147,890

		65,838,621

Spain — 0.5%
Axiare Patrimonio SOCIMI SA, REIT	973,120	14,192,478

Sweden — 1.5%
Atrium Ljungberg AB (Class B Stock)	485,687	7,550,617
Fabege AB	684,464	11,655,116
Hufvudstaden AB (Class A Stock)	791,783	12,615,915
Kungsleden AB	1,202,525	7,748,278
Pandox AB	327,806	5,249,962

		44,819,888

Switzerland — 0.4%
PSP Swiss Property AG	141,954	12,773,042

United Kingdom — 4.0%
Big Yellow Group PLC, REIT	1,283,980	11,096,320
British Land Co. PLC (The), REIT	1,481,922	10,892,448
Derwent London PLC, REIT	82,061	2,552,841
Empiric Student Property PLC, REIT	8,949,325	12,150,157
Hammerson PLC, REIT	2,184,637	15,057,305
Kennedy Wilson Europe Real Estate PLC	1,246,723	14,908,397
Land Securities Group PLC, REIT	1,707,691	21,401,825
Segro PLC, REIT	1,436,560	8,345,002
Shaftesbury PLC, REIT	985,132	10,878,087
Tritax Big Box REIT PLC	7,857,159	13,687,189

		120,969,571

United States — 56.8%
Alexandria Real Estate Equities, Inc., REIT	496,082	54,975,807
American Campus Communities, Inc., REIT	533,034	25,916,113
Boston Properties, Inc., REIT	282,663	37,000,587
Camden Property Trust, REIT	615,316	51,421,958
Chesapeake Lodging Trust, REIT	491,565	12,584,064
Columbia Property Trust, Inc., REIT	170,607	3,796,006
Community Healthcare Trust, Inc., REIT	744,130	16,050,884
CubeSmart, REIT	1,695,015	42,595,727
DDR Corp., REIT	2,489,792	37,795,043
DiamondRock Hospitality Co., REIT	3,321,908	37,437,903

Digital Realty Trust, Inc., REIT	445,277	47,925,163
Duke Realty Corp., REIT	1,770,558	43,077,676
Empire State Realty Trust, Inc., REIT (Class A Stock)	1,030,476	21,114,453
Equity LifeStyle Properties, Inc., REIT	539,809	39,913,477
Equity One, Inc., REIT	818,697	25,535,159
Equity Residential, REIT	1,229,841	74,737,438
Essex Property Trust, Inc., REIT	286,075	64,166,622
Extra Space Storage, Inc., REIT	755,014	54,398,759
Federal Realty Investment Trust, REIT	393,991	55,328,156
First Potomac Realty Trust, REIT	2,851,040	29,194,650
Forest City Realty Trust, Inc. (Class A Stock)	2,088,351	47,280,267
Four Corners Property Trust, Inc., REIT	1,943,365	42,384,791
GGP, Inc.	1,351,128	33,562,020
Host Hotels & Resorts, Inc., REIT	1,388,709	25,093,972
Hudson Pacific Properties, Inc., REIT	1,415,809	50,133,797
Macerich Co. (The), REIT	771,012	52,960,814
MedEquities Realty Trust, Inc., REIT	1,561,416	17,019,434
MGM Growth Properties LLC, REIT (Class A Stock)	1,358,564	35,078,122
Monogram Residential Trust, Inc., REIT	2,144,174	21,806,250
National Retail Properties, Inc., REIT	603,605	26,317,178
Physicians Realty Trust, REIT	1,557,153	28,885,188
ProLogis, Inc., REIT	605,577	29,582,436
Public Storage, REIT	123,414	26,534,010
Retail Properties of America, Inc., REIT (Class A Stock)	3,209,529	48,046,649
Rexford Industrial Realty, Inc.,REIT	1,514,391	34,391,820
Simon Property Group, Inc., REIT	529,078	97,228,664
SL Green Realty Corp., REIT	393,646	42,895,605
Spirit Realty Capital, Inc., REIT	1,678,046	17,653,044
STORE Capital Corp., REIT	902,698	21,357,835
Sun Communities, Inc., REIT	405,230	31,915,915
Sunstone Hotel Investors, Inc., REIT	1,844,003	27,143,724
Taubman Centers, Inc., REIT	468,861	33,214,113
Ventas, Inc., REIT	1,374,086	84,739,884
Vornado Realty Trust, REIT	340,939	36,245,225
Welltower, Inc., REIT	401,891	26,645,373

		1,713,081,775

TOTAL LONG-TERM INVESTMENTS (cost $2,775,334,029)		3,029,700,410

SHORT-TERM INVESTMENTS — 0.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	7,085,085	7,085,085
Prudential Investment Portfolios 2 — Prudential Institutional Money Market(b)	1,731	1,731

TOTAL SHORT-TERM INVESTMENTS (cost $7,086,816)		7,086,816

TOTAL INVESTMENTS — 100.6% (cost $2,782,420,845)(c)		3,036,787,226
Liabilities in excess of other assets (0.6)%		(19,307,377)

NET ASSETS — 100.0%		$3,017,479,849

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,867,603,473

Appreciation	236,600,311
Depreciation	(67,416,558)

Net Unrealized Appreciation	$169,183,753

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$187,303,412	$—
Canada	70,767,893	—	—
France	—	99,862,893	—
Germany	—	117,859,797	—
Hong Kong	—	196,029,232	—
Ireland	—	43,091,294	—
Japan	—	334,762,783	—
Netherlands	—	8,347,731	—
Singapore	—	65,838,621	—
Spain	—	14,192,478	—
Sweden	—	44,819,888	—
Switzerland	—	12,773,042	—
United Kingdom	—	120,969,571	—
United States	1,713,081,775	—	—
Affiliated Mutual Funds	7,086,816	—	—

Total	$1,790,936,484	$1,245,850,742	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification: The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Retail REITs	23.7%
Residential REITs	12.9
Office REITs	11.4
Diversified Real Estate Activities	10.8
Diversified REITs	9.2
Specialized REITs	7.5
Industrial REITs	6.3
Real Estate Operating Companies	6.1
Health Care REITs	5.7
Hotel & Resort REITs	5.1
Real Estate Development	1.0
Health Care Facilities	0.5
Affiliated Mutual Funds	0.2
Hotels, Resorts & Cruise Lines	0.2

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.   Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker

Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam

M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

*	Print the name and title of each signing officer under his or her signature.